Advances from Customers (Tables)	6 Months Ended
Dec. 31, 2022
Advances from Customers [Abstract]
Schedule of advance from customer
	December 31, 2022	June 30, 2022
Senior care services	$1,950,352	$1,769,289
Housekeeping services	263,495	481,783
Total	$2,213,847	$2,251,072